Quarterly Financial Data - Consolidated Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 03, 2020	Jun. 02, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 763,750	$ 840,913	$ 907,530	$ 698,386			$ 75,515	$ 85,688
Restricted cash and cash equivalents	0	4,365	10,952	8,896			4,132	0
Accounts receivable, net		0	249	424				658
Prepaid in-kind services	33,375	46,271	63,358	60,000				0
Prepaid expenses and other current assets	7,270	5,368	3,716	4,593				4,535
Total current assets	804,395	896,917	985,805	772,299				90,881
Restricted cash and cash equivalents	0	4,000	4,000	0			0	4,144
Long-term deposits	12,951	17,687	17,453	10,478				13,276
Property and equipment, net	123,422	71,401	63,451	62,049				53,378
Intangible assets, net	50,000	50,050	62,466	62,481				62,513
Goodwill	5,238	5,238	5,238	5,238				5,238
Other assets			19	14,759
Total assets	1,003,318	1,053,713	1,138,432	927,304				229,430
Current liabilities
Accounts payable	40,827	29,364	10,277	7,575				5,113
Accrued expenses and other current liabilities	30,144	18,809	22,894	14,263				11,425
Customer deposits			6,913	4,982
Term note, current	0	4,100	4,100	4,100				0
Total current liabilities	70,971	52,273	44,184	30,920				16,538
Term note		0	0	0				4,100
Finance lease liabilities	13,671	13,956	14,237	14,506				0
Other long-term liabilities		0		0				12,212
Warrant liability			13,110	50,855
Deferred tax liabilities, net	9	8	1,076	1,074				1,072
Total liabilities	91,035	73,572	72,607	97,355				33,922
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019	0		0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 391,041,347 and 270,826,092 shares issued and outstanding as of December 31, 2020 and 2019, respectively	39	39	39	36				27
Additional paid-in capital	1,592,716	1,540,037	1,483,724	1,168,147				383,961
Accumulated deficit	(680,398)	(560,174)	(417,938)	(338,234)				(188,480)
Total stockholders' equity	912,283	980,141	1,065,825	829,949			$ 193,526	195,508	$ 186,240	$ 41,856
Total liabilities and stockholders' equity	$ 1,003,318	$ 1,053,713	$ 1,138,432	$ 927,304				$ 229,430
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000			150,000,000
Preferred stock, shares issued	0	0	0	0				0
Preferred stock, shares outstanding	0	0	0	0				0
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000			600,000,000
Common stock, shares issued	393,745,157	391,041,347	384,083,110	360,910,639				270,826,092
Common stock, shares outstanding	393,745,157	391,041,347	384,083,110	360,910,639	360,904,478	151,831,441		270,826,092
As Previously Reported
Current assets
Cash and cash equivalents			$ 907,530	$ 698,386
Restricted cash and cash equivalents			10,952	8,896
Accounts receivable, net			249	424
Prepaid in-kind services			63,358	60,000
Prepaid expenses and other current assets			3,716	4,593
Total current assets			985,805	772,299
Restricted cash and cash equivalents			4,000	0
Long-term deposits			17,453	10,478
Property and equipment, net			63,451	62,049
Intangible assets, net			62,466	62,481
Goodwill			5,238	5,238
Other assets			19	14,759
Total assets			1,138,432	927,304
Current liabilities
Accounts payable			10,277	7,575
Accrued expenses and other current liabilities			22,894	14,263
Customer deposits			6,913	4,982
Term note, current			4,100	4,100
Total current liabilities			44,184	30,920
Term note			0	0
Finance lease liabilities			14,237	14,506
Other long-term liabilities				0
Warrant liability			0	0
Deferred tax liabilities, net			1,076	1,074
Total liabilities		$ 66,237	59,497	46,500
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019			0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 391,041,347 and 270,826,092 shares issued and outstanding as of December 31, 2020 and 2019, respectively			39	36
Additional paid-in capital		1,560,820	1,505,422	1,189,845
Accumulated deficit		(573,622)	(426,526)	(309,077)
Total stockholders' equity		987,476	1,078,935	880,804				$ (188,479)		$ (31,206)
Total liabilities and stockholders' equity		1,053,713	1,138,432	927,304
Adjustments
Current assets
Cash and cash equivalents			0	0
Restricted cash and cash equivalents			0	0
Accounts receivable, net			0	0
Prepaid in-kind services			0	0
Prepaid expenses and other current assets			0	0
Total current assets			0	0
Restricted cash and cash equivalents			0	0
Long-term deposits			0	0
Property and equipment, net			0	0
Intangible assets, net			0	0
Goodwill			0	0
Other assets			0	0
Total assets			0	0
Current liabilities
Accounts payable			0	0
Accrued expenses and other current liabilities			0	0
Customer deposits			0	0
Term note, current			0	0
Total current liabilities			0	0
Term note			0	0
Finance lease liabilities			0	0
Other long-term liabilities				0
Warrant liability			13,110	50,855
Deferred tax liabilities, net			0	0
Total liabilities		7,335	13,110	50,855
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019			0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 391,041,347 and 270,826,092 shares issued and outstanding as of December 31, 2020 and 2019, respectively			0	0
Additional paid-in capital		(20,783)	(21,698)	(21,698)
Accumulated deficit		13,448	8,588	(29,157)
Total stockholders' equity		(7,335)	(13,110)	(50,855)
Total liabilities and stockholders' equity		$ 0	$ 0	$ 0